UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22150
Oppenheimer Transition 2050 Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: February 28
Date of reporting period: 08/31/2010

Item 1. Reports to Stockholders.

August 31, 2010

Oppenheimer

Transition 2050 Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

August 31 2010 Oppenheimer Transition 2050 MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
U.S. Equity Funds 50.8% Global Equity Funds 42.7 Fixed Income Funds 5.7 Money Market Fund 0.8
Portfolio holdings and allocations are subject to change. Percentages are as of August 31,2010, and are based on the total market value of investment companies.
7 | OPPENHEIMER TRANSITION 2050 FUND

NOTES
The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Cumulative total returns are not annualized. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 3/4/08. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 3/4/08. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/4/08. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/4/08. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1%. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 3/4/08. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
8 | OPPENHEIMER TRANSITION 2050 FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9 | OPPENHEIMER TRANSITION 2050 FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	March 1, 2010	August 31, 2010	August 31, 2010

Actual
Class A	$1,000.00	$976.00	$3.49
Class B	1,000.00	972.10	7.23
Class C	1,000.00	972.10	7.23
Class N	1,000.00	973.60	4.74
Class Y	1,000.00	977.30	1.00

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.68	3.57
Class B	1,000.00	1,017.90	7.40
Class C	1,000.00	1,017.90	7.40
Class N	1,000.00	1,020.42	4.85
Class Y	1,000.00	1,024.20	1.02
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended August 31, 2010 are as follows:

Class	Expense Ratios

Class A	0.70%
Class B	1.45
Class C	1.45
Class N	0.95
Class Y	0.20
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10 | OPPENHEIMER TRANSITION 2050 FUND

STATEMENT OF INVESTMENTS August 31, 2010 / Unaudited

	Shares	Value

Investment Companies—100.0%[1]
Fixed Income Funds—5.7%
Oppenheimer Champion Income Fund, CI. Y	39,649	$72,163
Oppenheimer Core Bond Fund, CI. Y	69,767	456,278
Oppenheimer International Bond Fund, CI. Y	46,916	306,828
Oppenheimer Limited-Term Government Fund, CI. Y	32,053	302,577

		1,137,846
Global Equity Funds—42.7%
Oppenheimer Developing Markets Fund, CI. Y	46,074	1,361,483
Oppenheimer International Growth Fund, CI. Y	193,991	4,568,499
Oppenheimer International Small Company Fund, CI. Y	22,313	437,789
Oppenheimer Quest International Value Fund, CI. Y	150,817	2,186,844

		8,554,615
Money Market Fund—0.8%
Oppenheimer Institutional Money Market Fund, CI. E, 0.26%[2]	160,999	160,999
U.S. Equity Funds—50.8%
Oppenheimer Capital Appreciation Fund, CI. Y3	98,998	3,680,743
Oppenheimer Main Street Small Cap Fund, CI. Y	81,953	1,386,637
Oppenheimer Value Fund, CI. Y	277,221	5,106,416

		10,173,796

Total Investments, at Value (Cost $19,155,132)	100.0%	20,027,256
Other Assets Net of Liabilities	0.0	3,500

Net Assets	100.0%	$20,030,756

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	February 28,	Gross	Gross	August 31,
	2010	Additions	Reductions	2010

Oppenheimer Capital Appreciation Fund, CI.Y	73,902	32,044	6,948	98,998
Oppenheimer Champion Income Fund, CI.Y	—	40,772	1,123	39,649
Oppenheimer Commodity Strategy Total Return Fund, CI.Y	226,872	77,684	304,556	—
Oppenheimer Core Bond Fund, CI.Y	97,860	40,250	68,343	69,767
Oppenheimer Developing Markets Fund, CI.Y	110,812	38,367	103,105	46,074
Oppenheimer Discovery Fund, CI.Y	33,201	10,319	43,520	—
Oppenheimer Institutional Money Market Fund, CI. E	25,973	4,291,522	4,156,496	160,999
Oppenheimer International Bond Fund, CI.Y	—	48,259	1,343	46,916
Oppenheimer International Growth Fund, CI.Y	30,421	169,809	6,239	193,991
Oppenheimer International Small Company Fund, CI.Y	—	22,955	642	22,313
Oppenheimer Limited-Term Government Fund, CI.Y	16,082	17,279	1,308	32,053
11 | OPPENHEIMER TRANSITION 2050 FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

	Shares			Shares
	February 28,	Gross	Gross	August 31,
	2010	Additions	Reductions	2010

Oppenheimer Main Street Fund, CI.Y	53,718	17,622	71,340	—
Oppenheimer Main Street Small Cap Fund, CI.Y	—	84,326	2,373	81,953
Oppenheimer Quest International Value Fund, CI.Y	—	155,151	4,334	150,817
Oppenheimer Small- & Mid- Cap Value Fund, CI.Y	82,521	26,802	109,323	—
Oppenheimer Value Fund, CI.Y	75,540	211,386	9,705	277,221

			Realized
	Value	Income	Gain (Loss)

Oppenheimer Capital Appreciation Fund, CI.Y	$3,680,743	$—	$(43,030)
Oppenheimer Champion Income Fund, CI.Y	72,163	936	18
Oppenheimer Commodity Strategy Total Return Fund, CI.Y	—	—	(53,957)
Oppenheimer Core Bond Fund, CI.Y	456,278	17,671	(13,845)
Oppenheimer Developing Markets Fund, CI.Y	1,361,483	—	180,531
Oppenheimer Discovery Fund, CI.Y	—	—	113,911
Oppenheimer Institutional Money Market Fund, Cl. E	160,999	133	—
Oppenheimer International Bond Fund, CI.Y	306,828	1,822	66
Oppenheimer International Growth Fund, CI.Y	4,568,499	—	(9,916)
Oppenheimer International Small Company Fund, CI.Y	437,789	—	(40)
Oppenheimer Limited-Term Government Fund, CI.Y	302,577	3,381	5
Oppenheimer Main Street Fund, CI.Y	—	—	58,044
Oppenheimer Main Street Small Cap Fund, CI.Y	1,386,637	—	(560)
Oppenheimer Quest International Value Fund, CI.Y	2,186,844	—	(798)
Oppenheimer Small- & Mid- Cap Value Fund, CI.Y	—	—	188,516
Oppenheimer Value Fund, CI.Y	5,106,416	—	(19,349)

	$20,027,256	$23,943	$399,596

2.	Rate shown is the 7-day yield as of August 31, 2010.

3.	Non-income producing security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
12 | OPPENHEIMER TRANSITION 2050 FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of August 31, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$20,027,256	$—	$—	$20,027,256

Total Assets	$20,027,256	$—	$—	$20,027,256

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
13 | OPPENHEIMER TRANSITION 2050 FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
August 31, 2010

Assets
Investments, at value—affiliated companies (cost $19,155,132)—see accompanying statement of investments	$20,027,256
Cash	17,539
Receivables and other assets:
Shares of beneficial interest sold	80,901
Dividends	4,160
Other	5,001

Total assets	20,134,857

Liabilities
Payables and other liabilities:
Investments purchased	44,372
Legal, auditing and other professional fees	17,772
Shares of beneficial interest redeemed	17,390
Shareholder communications	12,504
Distribution and service plan fees	7,855
Transfer and shareholder servicing agent fees	3,671
Trustees’ compensation	76
Other	461

Total liabilities	104,101

Net Assets	$20,030,756

Composition of Net Assets
Par value of shares of beneficial interest	$2,473
Additional paid-in capital	19,877,059
Accumulated net investment loss	(65,176)
Accumulated net realized loss on investments	(655,724)
Net unrealized appreciation on investments	872,124

Net Assets	$20,030,756

14 | OPPENHEIMER TRANSITION 2050 FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,519,556 and 801,202 shares of beneficial interest outstanding)	$8.14
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$8.64

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $982,831 and 122,616 shares of beneficial interest outstanding)	$8.02

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,682,631 and 583,419 shares of beneficial interest outstanding)	$8.03

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,717,877 and 828,077 shares of beneficial interest outstanding)	$8.11

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,127,861 and 138,042 shares of beneficial interest outstanding)	$8.17
See accompanying Notes to Financial Statements.
15 | OPPENHEIMER TRANSITION 2050 FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended August 31, 2010

Investment Income
Dividends from affiliated companies	$23,943
Interest	2

Total investment income	23,945

Expenses
Distribution and service plan fees:
Class A	6,901
Class B	4,229
Class C	21,628
Class N	15,742
Transfer and shareholder servicing agent fees:
Class A	19,990
Class B	3,021
Class C	17,699
Class N	21,039
Class Y	59
Shareholder communications:
Class A	4,693
Class B	1,524
Class C	5,008
Class N	1,558
Class Y	52
Legal, auditing and other professional fees	13,270
Trustees’ compensation	111
Custodian fees and expenses	54
Other	3,422

Total expenses	140,000
Less waivers and reimbursements of expenses	(50,890)

Net expenses	89,110

Net Investment Loss	(65,165)

Realized and Unrealized Gain (Loss)
Net realized gain on investments from affiliated companies	399,596
Net change in unrealized appreciation/depreciation on investments	(1,026,623)

Net Decrease in Net Assets Resulting from Operations	$(692,192)

See accompanying Notes to Financial Statements.
16 | OPPENHEIMER TRANSITION 2050 FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	August 31, 2010	February 28,
	(Unaudited)	2010

Operations
Net investment loss	$(65,165)	$(7,748)
Net realized gain (loss)	399,596	(263,171)
Net change in unrealized appreciation/depreciation	(1,026,623)	2,873,979

Net increase (decrease) in net assets resulting from operations	(692,192)	2,603,060

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	—	(22,437)
Class B	—	(1,978)
Class C	—	(18,074)
Class N	—	(24,594)
Class Y	—	(4,595)

	—	(71,678)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	2,075,913	2,681,348
Class B	411,844	489,856
Class C	1,182,064	2,465,542
Class N	1,887,910	3,254,827
Class Y	228,613	597,503

	5,786,344	9,489,076

Net Assets
Total increase	5,094,152	12,020,458
Beginning of period	14,936,604	2,916,146

End of period (including accumulated net investment loss of $65,176 and $11, respectively)	$20,030,756	$14,936,604

See accompanying Notes to Financial Statements.
17 | OPPENHEIMER TRANSITION 2050 FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended		Year Ended
	August 31, 2010	February 28,	February 28,
Class A	(Unaudited)	2010	2009[1]

Per Share Operating Data
Net asset value, beginning of period	$8.34	$5.26	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.02)	.01	.09
Net realized and unrealized gain (loss)	(.18)	3.12	(4.74)

Total from investment operations	(.20)	3.13	(4.65)

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.09)
Distributions from net realized gain	—	(.05)	—

Total dividends and/or distributions to shareholders	—	(.05)	(.09)

Net asset value, end of period	$8.14	$8.34	$5.26

Total Return, at Net Asset Value[3]	(2.40)%	59.45%	(46.65)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,519	$4,649	$1,096

Average net assets (in thousands)	$5,850	$2,776	$1,099

Ratios to average net assets:[4]
Net investment income (loss)	(0.44)%	0.18%	1.26%
Total expenses[5]	1.25%	2.02%	2.86%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.70%	0.67%	0.85%

Portfolio turnover rate	66%	12%	57%

1.	For the period from March 4, 2008 (commencement of operations) to February 28, 2009.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2010	2.04%
Year Ended February 28, 2010	2.81%
Period Ended February 28, 2009	3.51%

6.	The fiscal 2009 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2009.
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER TRANSITION 2050 FUND

	Six Months
	Ended		Year Ended
	August 31, 2010	February 28,	February 28,
Class B	(Unaudited)	2010	2009[1]

Per Share Operating Data
Net asset value, beginning of period	$8.25	$5.24	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.05)	(.04)	.01
Net realized and unrealized gain (loss)	(.18)	3.10	(4.71)

Total from investment operations	(.23)	3.06	(4.70)

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.06)
Distributions from net realized gain	—	(.05)	—

Total dividends and/or distributions to shareholders	—	(.05)	(.06)

Net asset value, end of period	$8.02	$8.25	$5.24

Total Return, at Net Asset Value[3]	(2.79)%	58.34%	(47.10)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$983	$613	$61

Average net assets (in thousands)	$841	$239	$158

Ratios to average net assets:[4]
Net investment income (loss)	(1.19)%	(0.57)%	0.17%
Total expenses[5]	2.25%	4.30%	4.29%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.45%	1.41%	1.60%

Portfolio turnover rate	66%	12%	57%

1.	For the period from March 4, 2008 (commencement of operations) to February 28, 2009.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2010	3.04%
Year Ended February 28, 2010	5.09%
Period Ended February 28, 2009	4.94%

6.	The fiscal 2009 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2009.
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER TRANSITION 2050 FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended		Year Ended
	August 31, 2010	February 28,	February 28,
Class C	(Unaudited)	2010	2009[1]

Per Share Operating Data
Net asset value, beginning of period	$8.26	$5.25	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.05)	(.05)	.06
Net realized and unrealized gain (loss)	(.18)	3.11	(4.76)

Total from investment operations	(.23)	3.06	(4.70)

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.05)
Distributions from net realized gain	—	(.05)	—

Total dividends and/or distributions to shareholders	—	(.05)	(.05)

Net asset value, end of period	$8.03	$8.26	$5.25

Total Return, at Net Asset Value[3]	(2.79)%	58.22%	(47.02)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,683	$3,657	$617

Average net assets (in thousands)	$4,296	$2,053	$304

Ratios to average net assets:[4]
Net investment income (loss)	(1.19)%	(0.60)%	0.96%
Total expenses[5]	2.23%	3.29%	6.12%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.45%	1.41%	1.60%

Portfolio turnover rate	66%	12%	57%

1.	For the period from March 4, 2008 (commencement of operations) to February 28, 2009.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2010	3.02%
Year Ended February 28, 2010	4.08%
Period Ended February 28, 2009	6.77%

6.	The fiscal 2009 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2009.
See accompanying Notes to Financial Statements.
20 | OPPENHEIMER TRANSITION 2050 FUND

	Six Months
	Ended		Year Ended
	August 31, 2010	February 28,	February 28,
Class N	(Unaudited)	2010	2009[1]

Per Share Operating Data
Net asset value, beginning of period	$8.33	$5.27	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	(.01)	.10
Net realized and unrealized gain (loss)	(.19)	3.12	(4.76)

Total from investment operations	(.22)	3.11	(4.66)

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.07)
Distributions from net realized gain	—	(.05)	—

Total dividends and/or distributions to shareholders	—	(.05)	(.07)

Net asset value, end of period	$8.11	$8.33	$5.27

Total Return, at Net Asset Value[3]	(2.64)%	58.95%	(46.73)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,718	$5,081	$957

Average net assets (in thousands)	$6,254	$2,871	$447

Ratios to average net assets:[4]
Net investment income (loss)	(0.69)%	(0.10)%	1.45%
Total expenses[5]	1.40%	1.81%	3.48%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.95%	0.91%	1.10%

Portfolio turnover rate	66%	12%	57%

1.	For the period from March 4, 2008 (commencement of operations) to February 28, 2009.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2010	2.19%
Year Ended February 28, 2010	2.60%
Period Ended February 28, 2009	4.13%

6.	The fiscal 2009 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2009.
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER TRANSITION 2050 FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended		Year Ended
	August 31, 2010	February 28,	February 28,
Class Y	(Unaudited)	2010	2009[1]

Per Share Operating Data
Net asset value, beginning of period	$8.36	$5.25	$10.00

Income (loss) from investment operations:
Net investment income[2]	— [3]	.06	.06
Net realized and unrealized gain (loss)	(.19)	3.10	(4.70)

Total from investment operations	(.19)	3.16	(4.64)

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.11)
Distributions from net realized gain	—	(.05)	—

Total dividends and/or distributions to shareholders	—	(.05)	(.11)

Net asset value, end of period	$8.17	$8.36	$5.25

Total Return, at Net Asset Value[4]	(2.27)%	60.13%	(46.51)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,128	$937	$185

Average net assets (in thousands)	$1,068	$512	$128

Ratios to average net assets:[5]
Net investment income	0.06%	0.73%	0.82%
Total expenses[6]	0.20%	0.32%	2.37%[7]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.20%	0.16%	0.60%

Portfolio turnover rate	66%	12%	57%

1.	For the period from March 4, 2008 (commencement of operations) to February 28, 2009.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2010	0.99%
Year Ended February 28, 2010	1.11%
Period Ended February 28, 2009	3.02%

7.	The fiscal 2009 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2009.
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER TRANSITION 2050 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Transition 2050 Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return until 2050 and then to seek income and secondarily capital growth. The Fund normally invests in a portfolio consisting of other mutual funds (the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified
23 | OPPENHEIMER TRANSITION 2050 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended February 28, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of February 28, 2010,
24 | OPPENHEIMER TRANSITION 2050 FUND

the Fund had available for federal income tax purposes post-October losses of $697 and unused capital loss carryforward as follows:

Expiring

2018	$23,369
As of August 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended August 31, 2010, it is estimated that the Fund will utilize $24,066 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$20,479,643

Gross unrealized appreciation	$904,717
Gross unrealized depreciation	(1,357,104)

Net unrealized depreciation	$(452,387)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
25 | OPPENHEIMER TRANSITION 2050 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
26 | OPPENHEIMER TRANSITION 2050 FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended August 31, 2010		Year Ended February 28, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	357,432	$3,037,753	430,419	$3,280,182
Dividends and/or distributions reinvested	—	—	2,075	17,636
Redeemed	(113,525)	(961,840)	(83,533)	(616,470)

Net increase	243,907	$2,075,913	348,961	$2,681,348

Class B
Sold	50,547	$429,934	70,577	$548,670
Dividends and/or distributions reinvested	—	—	234	1,973
Redeemed	(2,166)	(18,090)	(8,156)	(60,787)

Net increase	48,381	$411,844	62,655	$489,856

Class C
Sold	224,247	$1,886,228	394,113	$3,001,409
Dividends and/or distributions reinvested	—	—	1,573	13,260
Redeemed	(83,523)	(704,164)	(70,454)	(549,127)

Net increase	140,724	$1,182,064	325,232	$2,465,542

Class N
Sold	405,729	$3,459,612	520,893	$3,973,574
Dividends and/or distributions reinvested	—	—	2,547	21,625
Redeemed	(187,813)	(1,571,702)	(95,003)	(740,372)

Net increase	217,916	$1,887,910	428,437	$3,254,827

Class Y
Sold	35,556	$310,459	98,636	$739,755
Dividends and/or distributions reinvested	—	—	539	4,590
Redeemed	(9,651)	(81,846)	(22,286)	(146,842)

Net increase	25,905	$228,613	76,889	$597,503

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended August 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$17,304,874	$11,781,784
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds and in IMMF. The weighted indirect management
27 | OPPENHEIMER TRANSITION 2050 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
fees collected from the Fund’s investment in the Underlying Funds and in IMMF, as a percent of average daily net assets of the Fund for the six months ended August 31, 2010 was 0.63%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended August 31, 2010, the Fund paid $28,334 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated
28 | OPPENHEIMER TRANSITION 2050 FUND

expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2010 were as follows:

Class B	$15,206
Class C	33,674
Class N	51,768
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

August 31, 2010	$19,555	$10	$241	$73	$—
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that the total expenses, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), as a percentage of daily net assets will not exceed the annual rate of 1.50%, 2.25%, 2.25%, 1.75% and 1.25%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the six months ended August 31, 2010, the Manager waived fees and/or reimbursed the Fund $6,331, $1,817, $6,617, and $4,040 for the Class A, Class B, Class C, and Class N shares, respectively. This expense limitation does not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds and in IMMF.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended August 31, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$9,982
Class B	1,594
Class C	10,302
Class N	10,207
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
29 | OPPENHEIMER TRANSITION 2050 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
30 | OPPENHEIMER TRANSITION 2050 FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
31 | OPPENHEIMER TRANSITION 2050 FUND

OPPENHEIMER TRANSITION 2050 FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Alan C. Gilston, Vice President and Portfolio Manager
Krishna Memani, Vice President and Portfolio Manager
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2010 OppenheimerFunds, Inc. All rights reserved.
32 | OPPENHEIMER TRANSITION 2050 FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
33 | OPPENHEIMER TRANSITION 2050 FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
34 | OPPENHEIMER TRANSITION 2050 FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Not applicable to semiannual reports.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Transition 2050 Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 10/11/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 10/11/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 10/11/2010